Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 10,882,145	$ 8,164,133
Less: accumulated depreciation		(3,818,153)	(3,719,660)
Total property and equipment, net		7,063,992	4,444,473
Commercial property (hotel unit) [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	1,533,672
Bakery production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		1,128,548	1,155,420
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		115,084	110,567
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		1,201,357	938,252
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 6,903,484	$ 5,959,894

[1]

On January 21, 2025, the Company acquired a commercial property unit from its controlling shareholder, Mr. Gang Li, through a debt settlement arrangement. The transaction involved the settlement of amounts due from the controlling shareholder, whereby the property was transferred to the Company in settlement of the outstanding balance.

The Company determined the acquisition cost of the property based on its fair value at the acquisition date, supported by an independent third-party valuation. Management considers the fair value to be a reasonable proxy for the acquisition cost in this transaction. The property is legally owned by the Company and is currently leased to third parties to generate rental income. Consistent with the Company’s accounting policy, management has classified the property as property and equipment as it is held for use in the Company’s operations and the Company is actively involved in managing the property. Management determined the useful life of the property to be 20 years. The Company evaluates long-lived assets for impairment in accordance with ASC 360. As the property generates independently identifiable rental cash flows, it is assessed separately for impairment. Management considered the ongoing rental income and absence of adverse changes in occupancy or usage and concluded that no impairment indicators were present as of December 31, 2025.